Lease - Summary of detailed information about income statement disclosures of leases (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 ARS ($)
Presentation of leases for lessee [abstract]
Charge for depreciation of right-of-use assets	$ 964,519
Interest Expenses	375,449
Expenses related to short-term leases	24,298
Expenses related to low-value assets leases	75,447
Sublease Income	$ 1,576